VIRTUS Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—95.7%
Consumer Discretionary—7.9%
Best Buy Co., Inc.	220,000	$ 16,194
Las Vegas Sands Corp.	570,000	22,019
Ross Stores, Inc.	155,000	19,807
Royal Caribbean Cruises Ltd.	90,000	18,490
Somnigroup International, Inc.	280,000	16,766
Toll Brothers, Inc.	245,000	25,870
		119,146

Energy—7.9%
Diamondback Energy, Inc.	200,000	31,976
Expand Energy Corp.	250,000	27,830
Schlumberger N.V.	725,000	30,305
Valero Energy Corp.	225,000	29,716
		119,827

Financials—15.7%
Allstate Corp. (The)	125,000	25,884
Blue Owl Capital, Inc. Class A	1,400,000	28,056
Capital One Financial Corp.	170,000	30,481
First Citizens BancShares, Inc. Class A	17,000	31,520
Gallagher (Arthur J.) & Co.	40,000	13,810
Hartford Insurance Group, Inc. (The)	215,000	26,602
KeyCorp	2,000,000	31,980
LPL Financial Holdings, Inc.	89,000	29,115
MSCI, Inc. Class A	35,000	19,792
		237,240

Health Care—2.4%
McKesson Corp.	28,000	18,844
Regeneron Pharmaceuticals, Inc.	28,000	17,758
		36,602

	Shares	Value

Industrials—24.3%
Dover Corp.	135,000	$ 23,717
Equifax, Inc.	140,000	34,098
GE Vernova, Inc.	115,000	35,107
General Dynamics Corp.	100,000	27,258
Hexcel Corp.	410,000	22,452
Hubbell, Inc. Class B	90,000	29,782
Owens Corning	215,000	30,706
Parker-Hannifin Corp.	40,000	24,314
Quanta Services, Inc.	115,000	29,231
Regal Rexnord Corp.	255,000	29,032
Rockwell Automation, Inc.	95,000	24,546
United Rentals, Inc.	40,000	25,068
Vertiv Holdings Co. Class A	430,000	31,046
		366,357

Information Technology—13.9%
Dell Technologies, Inc. Class C	375,000	34,181
Lam Research Corp.	380,000	27,626
Marvell Technology, Inc.	500,000	30,785
Micron Technology, Inc.	345,000	29,977
NXP Semiconductors N.V.	160,000	30,410
Power Integrations, Inc.	90,189	4,554
Roper Technologies, Inc.	40,000	23,583
TE Connectivity plc	205,000	28,971
		210,087

Materials—8.0%
Freeport-McMoRan, Inc.	625,000	23,663
International Paper Co.	600,000	32,010
PPG Industries, Inc.	280,000	30,618
Vulcan Materials Co.	145,000	33,828
		120,119

Real Estate—7.3%
American Homes 4 Rent Class A	885,000	33,462
EastGroup Properties, Inc.	145,000	25,542
Extra Space Storage, Inc.	150,000	22,273
	Shares	Value

Real Estate—continued
Mid-America Apartment Communities, Inc.	170,000	$ 28,489
		109,766

Utilities—8.3%
Ameren Corp.	260,000	26,104
American Electric Power Co., Inc.	215,000	23,493
Entergy Corp.	300,000	25,647
PG&E Corp.	1,325,000	22,764
PPL Corp.	740,000	26,721
		124,729

Total Common Stocks (Identified Cost $1,407,644)		1,443,873

Total Long-Term Investments—95.7% (Identified Cost $1,407,644)		1,443,873

TOTAL INVESTMENTS—95.7% (Identified Cost $1,407,644)		$1,443,873
Other assets and liabilities, net—4.3%		64,739
NET ASSETS—100.0%		$1,508,612

Abbreviations:
MSCI	Morgan Stanley Capital International
plc	Public Limited Company

Country Weightings†
United States	94%
Netherlands	2
Curaçao	2
Ireland	2
Total	100%
† % of total investments as of March 31, 2025.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,443,873	$1,443,873
Total Investments	$1,443,873	$1,443,873
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Schedule of Investments

VIRTUS Ceredex Mid-Cap Value Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.
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